Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2026	As of December 31, 2025
Right-of-use assets	$190	$261

Lease liabilities current	34	$127
Lease liabilities non-current	117	134
	$151	$261

The weighted average remaining lease terms and discount rates for the operating lease were as follows for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.53	$1.97
Weighted average discount rate	3.5%	5.5%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2026:

June 30, 2026
For the six months ending Dember 31, 2026	$-
For the twelve months ending Dember 31, 2027	79
For the twelve months ending Dember 31, 2028	79
Total lease payments	158
Less: Imputed interest	(7)
Present value of lease liabilities	$151